Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years	12 Months Ended
Jun. 30, 2023 USD ($)
Canada [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	$ 12,648,854
Canada [Member] | 2023 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2024 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2026 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2027 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2028 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2032 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2033 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2041 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	3,251,360
Canada [Member] | 2042 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	3,496,560
Canada [Member] | 2043 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	5,900,934
Bolivia [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	4,002,057
Bolivia [Member] | 2023 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	22,571
Bolivia [Member] | 2024 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	115,876
Bolivia [Member] | 2026 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	763,735
Bolivia [Member] | 2027 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	1,312,466
Bolivia [Member] | 2028 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	1,787,409
Bolivia [Member] | 2032 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Bolivia [Member] | 2033 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Bolivia [Member] | 2041 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Bolivia [Member] | 2042 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Bolivia [Member] | 2043 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	275,975
China [Member] | 2023 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2024 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2026 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2027 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2028 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2032 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	251,040
China [Member] | 2033 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	24,935
China [Member] | 2041 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2042 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2043 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses